Noncontrolling Interests Subject to Put Provisions	12 Months Ended
Dec. 31, 2016
Notes to Consolidated Financial Statements [Abstract]
Noncontrolling Interests Subject to Put Provisions
	2016	2015	2014

Beginning balance as of January 1,	$1.023.755	$824.658	$648.251
Contributions to noncontrolling interests	(187.354)	(164.830)	(142.696)
Purchase/ sale of noncontrolling interests	57.707	7.915	87.902
Contributions from noncontrolling interests	32.259	16.749	16.064
Expiration of put provisions and other reclassifications	(9.756)	5.206	(4.650)
Changes in fair value of noncontrolling interests	138.112	178.003	89.767
Net income	182.102	159.127	133.593
Other comprehensive income (loss)	(1.937)	(3.073)	(3.573)
Ending balance as of December 31,	$1.234.888	$1.023.755	$824.658